Loss per share - Earning per share (Detail) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Earnings per share [line items]
Net loss attributable to equity holders of the Company | ¥		¥ 1,306,913	¥ 5,637,365	¥ 260,462
Weighted average number of ordinary shares in issue | shares		2,259,760,407	1,927,746,700	1,647,547,772
Basic loss per share (RMB per share) | (per share)	$ 0.08	¥ 0.58	¥ 2.92	¥ 0.16